Business segment information (Tables)	12 Months Ended
Mar. 31, 2018
Reportable Segment Information Derived from Internal Management Reporting Systems, on Basis of Japanese GAAP

The reportable segment information, set forth below, is derived from the internal management reporting systems used by management to measure the performance of the Group’s operating segments. Management measures the performance of each of the operating segments in accordance with internal managerial accounting rules and practices. In addition, the format and information are presented primarily on the basis of Japanese GAAP. Therefore, they are not consistent with the consolidated financial statements prepared in accordance with U.S. GAAP. A reconciliation is provided for the total amount of each business segment’s net business profits with income before income tax expense under U.S. GAAP.

Management does not use information on business segment’s assets to allocate resources and assess performance and has not prepared information on the segment’s assets. Accordingly, information on the segment’s assets is not available.

	MHFG (Consolidated)
2016 (3)	Retail & Business Banking Company	Corporate & Institutional Company	Global Corporate Company	Global Markets Company	Asset Management Company	Others (2)(4)	Total
	(in billions of yen)
Gross profits	754.8	425.0	400.6	577.7	51.0	12.5	2,221.6
General and administrative expenses	702.4	187.0	236.2	170.4	28.1	20.9	1,345.0
Equity in earnings (losses) of equity method investees—net	20.9	1.2	0.2	—	1.1	0.8	24.2
Others	—	—	—	—	—	(48.0)	(48.0)

Net business profits (losses) (1)	73.3	239.2	164.6	407.3	24.0	(55.6)	852.8

	MHFG (Consolidated)
2017	Retail & Business Banking Company	Corporate & Institutional Company	Global Corporate Company	Global Markets Company	Asset Management Company	Others (2)(4)	Total
	(in billions of yen)
Gross profits	717.2	434.1	358.3	539.9	48.9	(5.7)	2,092.7
General and administrative expenses	719.7	194.0	244.3	193.8	29.3	39.4	1,420.5
Equity in earnings (losses) of equity method investees—net	14.9	1.0	1.0	—	0.4	1.6	18.9
Others	—	—	—	—	—	(27.7)	(27.7)

Net business profits (losses) (1)	12.4	241.1	115.0	346.1	20.0	(71.2)	663.4

	MHFG (Consolidated)
2018	Retail & Business Banking Company	Corporate & Institutional Company	Global Corporate Company	Global Markets Company	Asset Management Company	Others (2)	Total
	(in billions of yen)
Gross profits	726.2	433.0	352.6	381.7	50.2	(28.3)	1,915.4
General and administrative expenses	723.3	197.7	254.8	200.9	27.6	53.8	1,458.1
Equity in earnings (losses) of equity method investees—net	12.7	1.0	2.4	—	3.1	2.3	21.5
Others	—	—	—	—	—	(21.0)	(21.0)

Net business profits (losses) (1)	15.6	236.3	100.2	180.8	25.7	(100.8)	457.8

Notes:

(1)	Net business profits is used in Japan as a measure of the profitability of core banking operations, and is defined as gross profits (or the sum of net interest income, fiduciary income, net fee and commission income, net trading income and net other operating income) less general and administrative expenses plus equity in earnings (losses) of equity method investees—net and others. Measurement of net business profits is required for regulatory reporting to the Financial Services Agency.
(2)	“Others” includes items which should be eliminated as internal transactions between each segment on a consolidated basis.
(3)	Following the introduction of an in-house company system based on customer segments in April 2016, segment information for the fiscal year ended March 31, 2016 was restated to reflect the relevant changes.
(4)	Beginning on April 1, 2017, new allocation methods for transactions between each segment and “Others” have been applied. Figures for the fiscal years ended March 31, 2016 and 2017 have been restated for the new allocation methods and “Equity in earnings (losses) of equity method investees—net” has been presented as a new item in connection with the use of the new allocation methods.

Reconciliation of Total Net Business Profits under Internal Management Reporting Systems to Income Before Income Tax Expense on Consolidated Statements of Income

A reconciliation of total net business profits under the internal management reporting systems for the fiscal years ended March 31, 2016, 2017 and 2018 presented above to income before income tax expense shown on the consolidated statements of income is as follows:

	2016	2017	2018
	(in billions of yen)
Net business profits	852.8	663.4	457.8

U.S. GAAP adjustments	201.3	(387.8)	17.8
(Provision) credit for loan losses	(34.6)	(37.7)	126.4
Net gains (losses) related to equity investments	188.4	259.6	278.2
Non-recurring personnel expense	(3.9)	(8.8)	(7.4)
Gains on disposal of premises and equipment	10.2	5.6	8.2
(Provision) credit for losses on off-balance-sheet instruments	16.4	(19.5)	30.2
Others—net	(34.0)	5.6	(71.9)

Income before income tax expense	1,196.6	480.4	839.3